Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Accounting Policies [Abstract]
Fair Value of Financial Liabilities

The following table sets forth the fair value of our financial liabilities by level within the fair value hierarchy (in thousands):

	December 29, 2018	September 28, 2019
Financial Liabilities:
Long-term debt, long-term portion (Level 2)	$845,327	$478,454
Long-term debt, current portion (Level 2)	7,250	—

Total financial liabilities (1)	$852,577	$478,454

(1)	The carrying amounts of our bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The following table sets forth (in thousands) the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 30, 2017:

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial Liabilities:
Long-term debt, including current portion (1)	726,810	—	726,810	—

Total financial liabilities	$726,810	$—	$726,810	$—

(1)

Of this amount, $5,290 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The following table sets forth (in thousands) the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 29, 2018:

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial Liabilities:
Long-term debt, including current portion (1)	852,577	—	852,577	—

Total financial liabilities	$852,577	$—	$852,577	$—

(1)

Of this amount, $7,250 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

Disaggregated Revenues

Disaggregated Revenues—The following table presents sales revenue by type of product for the periods indicated (in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
Perishable (1)	$194,723	$223,329	$578,069	$651,758
Non-perishable (2)	382,121	429,211	1,124,391	1,252,342

Total sales	$576,844	$652,540	$1,702,460	$1,904,100

(1)	Perishable departments include dairy and deli; produce and floral; and fresh meat and seafood.
(2)	Non-perishable departments include grocery; general merchandise; health and beauty care; frozen foods; and beer and wine.

Disaggregated Revenues

The following table presents sales revenue (in thousands) by type of product for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018.

	December 31, 2016	December 30, 2017	December 29, 2018
Perishable (1)	$621,194	$694,696	$768,373
Non-perishable (2)	1,210,337	1,380,769	1,519,287

Total sales	$1,831,531	$2,075,465	$2,287,660

(1)	Perishable departments include dairy and deli; produce and floral; and fresh meat and seafood.
(2)	Non-perishable departments include grocery; general merchandise; health and beauty care; frozen foods; and beer and wine.